Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
April 30, 2023
T18-NPRT3-0623
1.9880052.106
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	182,388	3,222,796
Verizon Communications, Inc.	97,791	3,797,225
		7,020,021
Entertainment - 0.5%
Activision Blizzard, Inc.	33,346	2,591,318
Interactive Media & Services - 3.4%
Alphabet, Inc. Class A (a)	159,870	17,160,446
Media - 1.5%
Comcast Corp. Class A	100,015	4,137,621
Omnicom Group, Inc.	23,041	2,086,823
TEGNA, Inc.	95,162	1,627,270
		7,851,714
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	20,309	2,922,465
TOTAL COMMUNICATION SERVICES		37,545,964
CONSUMER DISCRETIONARY - 10.1%
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	133,746	14,103,516
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	18,687	5,526,680
Starbucks Corp.	37,285	4,261,303
Yum! Brands, Inc.	22,992	3,232,215
		13,020,198
Specialty Retail - 3.8%
AutoZone, Inc. (a)	1,259	3,353,107
O'Reilly Automotive, Inc. (a)	3,879	3,558,245
The Home Depot, Inc.	20,215	6,075,416
TJX Companies, Inc.	45,622	3,595,926
Tractor Supply Co.	12,185	2,904,904
		19,487,598
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	35,165	4,456,109
TOTAL CONSUMER DISCRETIONARY		51,067,421
CONSUMER STAPLES - 7.0%
Beverages - 2.2%
PepsiCo, Inc.	29,962	5,719,446
The Coca-Cola Co.	84,582	5,425,935
		11,145,381
Consumer Staples Distribution & Retail - 0.6%
Dollar General Corp.	13,614	3,014,956
Food Products - 1.6%
General Mills, Inc.	35,752	3,168,700
Hormel Foods Corp.	50,995	2,062,238
The Hershey Co.	11,007	3,005,571
		8,236,509
Household Products - 2.6%
Colgate-Palmolive Co.	39,627	3,162,235
Kimberly-Clark Corp.	20,738	3,004,729
Procter & Gamble Co.	44,912	7,023,339
		13,190,303
TOTAL CONSUMER STAPLES		35,587,149
ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.	28,177	4,750,079
ConocoPhillips Co.	24,478	2,518,541
Coterra Energy, Inc.	49,533	1,268,045
DT Midstream, Inc.	19,048	938,495
EOG Resources, Inc.	15,240	1,820,723
Exxon Mobil Corp.	60,623	7,174,126
Kinder Morgan, Inc.	77,980	1,337,357
Pioneer Natural Resources Co.	7,438	1,618,137
The Williams Companies, Inc.	45,735	1,383,941
		22,809,444
FINANCIALS - 16.6%
Banks - 0.6%
Commerce Bancshares, Inc.	56,120	3,134,302
Capital Markets - 2.7%
Cboe Global Markets, Inc.	31,771	4,438,409
CME Group, Inc.	25,419	4,722,088
Intercontinental Exchange, Inc.	40,972	4,463,080
		13,623,577
Financial Services - 5.2%
Fiserv, Inc. (a)	45,117	5,509,688
Jack Henry & Associates, Inc.	22,813	3,726,275
MasterCard, Inc. Class A	21,336	8,108,320
Visa, Inc. Class A	37,973	8,837,456
		26,181,739
Insurance - 8.1%
Allstate Corp.	31,217	3,613,680
Arthur J. Gallagher & Co. (b)	21,543	4,482,237
Assurant, Inc.	28,195	3,471,650
Brown & Brown, Inc.	65,651	4,227,268
Chubb Ltd.	22,717	4,578,839
Erie Indemnity Co. Class A	15,395	3,345,795
Marsh & McLennan Companies, Inc.	27,215	4,903,871
Progressive Corp.	34,608	4,720,531
The Travelers Companies, Inc.	23,179	4,198,644
W.R. Berkley Corp.	57,799	3,405,517
		40,948,032
TOTAL FINANCIALS		83,887,650
HEALTH CARE - 14.1%
Biotechnology - 3.1%
AbbVie, Inc.	43,201	6,528,535
Amgen, Inc.	19,020	4,559,855
Vertex Pharmaceuticals, Inc. (a)	13,217	4,503,428
		15,591,818
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	48,972	5,409,937
ResMed, Inc.	15,234	3,670,785
		9,080,722
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	18,198	8,955,054
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	10,101	5,605,045
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	68,454	4,570,674
Eli Lilly & Co.	19,099	7,560,530
Johnson & Johnson	51,225	8,385,533
Merck & Co., Inc.	61,230	7,070,228
Zoetis, Inc. Class A	23,612	4,150,517
		31,737,482
TOTAL HEALTH CARE		70,970,121
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.3%
General Dynamics Corp.	12,079	2,637,329
L3Harris Technologies, Inc.	12,487	2,436,838
Lockheed Martin Corp.	7,612	3,535,393
Northrop Grumman Corp.	6,674	3,078,516
		11,688,076
Commercial Services & Supplies - 1.2%
Republic Services, Inc.	20,045	2,898,908
Waste Management, Inc.	18,932	3,143,659
		6,042,567
Ground Transportation - 0.7%
Union Pacific Corp.	17,760	3,475,632
Industrial Conglomerates - 1.3%
3M Co.	24,743	2,628,201
Honeywell International, Inc.	18,775	3,751,996
		6,380,197
Machinery - 1.6%
Illinois Tool Works, Inc.	12,058	2,917,313
Otis Worldwide Corp.	30,758	2,623,657
PACCAR, Inc.	35,322	2,638,200
		8,179,170
Professional Services - 4.6%
Automatic Data Processing, Inc.	22,665	4,986,300
Booz Allen Hamilton Holding Corp. Class A	24,078	2,304,746
CoStar Group, Inc. (a)	31,860	2,451,627
FTI Consulting, Inc. (a)(b)	13,721	2,476,641
Maximus, Inc.	53,782	4,498,864
Paychex, Inc.	37,162	4,082,617
Verisk Analytics, Inc.	13,407	2,602,433
		23,403,228
TOTAL INDUSTRIALS		59,168,870
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.3%
Cisco Systems, Inc.	132,663	6,268,327
IT Services - 1.6%
Akamai Technologies, Inc. (a)	45,749	3,750,046
Amdocs Ltd.	43,920	4,007,700
		7,757,746
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	184,262	5,723,178
Texas Instruments, Inc.	33,045	5,525,124
		11,248,302
Software - 7.5%
Microsoft Corp.	108,886	33,456,312
Tyler Technologies, Inc. (a)	12,093	4,583,610
		38,039,922
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	214,622	36,417,057
TOTAL INFORMATION TECHNOLOGY		99,731,354
MATERIALS - 2.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	5,495	1,617,508
Balchem Corp.	6,128	805,219
Ecolab, Inc.	8,138	1,365,882
FMC Corp.	7,797	963,553
Linde PLC	8,626	3,186,876
Sherwin-Williams Co.	6,227	1,479,162
		9,418,200
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	2,941	1,068,171
Vulcan Materials Co.	5,935	1,039,337
		2,107,508
Containers & Packaging - 0.4%
Aptargroup, Inc.	7,638	905,179
Packaging Corp. of America	6,677	903,131
		1,808,310
Metals & Mining - 0.2%
Newmont Corp.	25,240	1,196,376
TOTAL MATERIALS		14,530,394
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Agree Realty Corp.	12,584	855,586
American Tower Corp.	9,625	1,967,254
Crown Castle International Corp.	11,066	1,362,114
CubeSmart	21,102	959,930
Equinix, Inc.	2,302	1,666,832
Equity Lifestyle Properties, Inc.	13,862	955,092
Essex Property Trust, Inc.	4,431	973,624
Extra Space Storage, Inc.	6,875	1,045,275
Mid-America Apartment Communities, Inc.	6,373	980,167
Public Storage	4,737	1,396,610
Realty Income Corp.	20,521	1,289,540
Sun Communities, Inc.	6,813	946,530
		14,398,554
UTILITIES - 2.7%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	17,166	1,586,482
Duke Energy Corp.	19,604	1,938,444
Eversource Energy	16,515	1,281,729
Southern Co.	28,445	2,092,130
Xcel Energy, Inc.	21,433	1,498,381
		8,397,166
Multi-Utilities - 1.1%
Ameren Corp.	14,922	1,327,610
CMS Energy Corp.	19,534	1,216,187
Consolidated Edison, Inc.	15,097	1,486,602
WEC Energy Group, Inc.	14,629	1,406,871
		5,437,270
TOTAL UTILITIES		13,834,436
TOTAL COMMON STOCKS (Cost $479,148,562)		503,531,357

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	1,129,519	1,129,745
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	2,285,970	2,286,199
TOTAL MONEY MARKET FUNDS (Cost $3,415,944)		3,415,944

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $482,564,506)	506,947,301
NET OTHER ASSETS (LIABILITIES) - (0.4)% (e)	(1,897,022)
NET ASSETS - 100.0%	505,050,279

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	61	Jun 2023	1,277,493	63,537	63,537

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $68,320 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	1,126,798	12,241,442	12,238,495	18,917	-	-	1,129,745	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	1,748,660	23,754,037	23,216,498	7,505	-	-	2,286,199	0.0%
Total	2,875,458	35,995,479	35,454,993	26,422	-	-	3,415,944

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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